Segment Reporting - Summary of Net Income Related Segment Information (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Intangible Assets, Current
Impairment	$ 0	$ 0
Coin Cloud, Inc [Member]
Segment Reporting Information [Line Items]
Impairment	$ 18,500,000
Cryptocurrencies [Member]
Segment Reporting Information [Line Items]
Impairment		$ 8,700,000